Stock-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018 CAD ($) Equity Options $ / shares shares	Dec. 31, 2017 CAD ($) Equity Options $ / shares shares	Dec. 31, 2016 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 9,000,000	$ 16,000,000
Black scholes option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted		$ 4.97	$ 5.18
Risk-free interest rate		2.00%	1.25%
Dividend yield		3.25%	3.00%
Expected volatility		28.00%	29.50%
Expected life		6 years 3 months 18 days	6 years 8 months 12 days
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement		The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares		73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		4 years
Option expiration period		10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Number of common shares to be received on retirement or termination | shares		1
Fair value of equity issued		0	0
Number of shares outstanding		337,000	610,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 6,000,000	$ 13,000,000
Number of equity granted		55,000	23,000
Number of other equity instruments entitle holder to receive payment in cash | Options		1,151,000	1,103,000
Number of other equity entitle holder to receive payment in cash or common shares | Options		1,050,000	932,000
Amount of the liability relating to equity		$ 43,000,000	$ 53,000,000
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		8,000	0
Deferred Share Units [Member] | Defer payment of all or part of RSUs or PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		0	43,000
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity		141,000	156,000
Number of shares outstanding | Equity		2,538,000	2,645,000	2,682,000
Fair value of equity granted | $ / shares		$ 19.37	$ 26.22
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		34 months	34 months
Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares reserved for future issuance | shares			1,000,000
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 111,000,000	$ 125,000,000
Vesting period	34 months
Number of equity granted		5,500,000	5,600,000
Fair value of equity granted | $ / shares		$ 19.37	$ 26.22
Vesting date	Dec. 15, 2020
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 14,000,000	$ 21,000,000
Vesting period	36 months
Number of equity granted		800,000	1,000,000
Fair value of equity granted | $ / shares		$ 19.37	$ 26.22
Vesting date	Feb. 28, 2021
Restricted share units and performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity		$ 128,000,000	$ 228,000,000